Consolidated Balance Sheets (Parenthetical)(Consolidated VIEs) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current liabilities	$ 49,713	308,446	155,521
Deferred tax liabilities	$ 211	1,310	1,399